Business Combinations (Details) - - Morelco S.A.S. [Member] S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2014 PEN (S/)	Dec. 15, 2021 PEN (S/)	Dec. 15, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2014 USD ($)	Dec. 23, 2014
Business Combinations (Details) [Line Items]
Percentage of interest in capital stock								70.00%
Business combination consideration transferred		S/ 277.1					$ 93.7
Cash payments made for acquisition (in Dollars) | $							78.5
Equivalent to estimated payables		45.7					15.1
Goodwill		S/ 105.8					$ 36.1
Non-controlling interest, ownership interest		30.00%
Paid to acquire percentage		70.00%
Purchased Call Options [member]
Business Combinations (Details) [Line Items]
Period over which shares of non-controlling interest be acquired		10 years
Written put options [member]
Business Combinations (Details) [Line Items]
Estimated liability | S/					S/ 118.6	S/ 106.4
Initial share holder selling option terms	As of December 31, 2020 and for a term of six (6) months, the initial shareholder may exercise a selling option, only once, for a number of shares held by the Initial shareholder equivalent to sixty-six point sixty-seven percent (66.67%) of the shares held by the Initial shareholder at the time of exercising the Low sale option this sub-clause (sale option 1). As of December 31, 2022 and for a term of six (6) months, the Initial shareholder may at any time exercise a sale option, for one time only, for the totality and not less than the totality of the shares held by the Initial shareholder at the time of exercising the sale option under this subclause. Notwithstanding the foregoing, if Cumbra Peru S.A. does not fulfill its obligations subject to the option of sale 1 within the period indicated in paragraph b of this Section 7.3, the term established for the exercise of option 2 is accelerated and may be exercised by the Initial shareholder at any time after the day following expiration of said period by sending a Notification of the option of sale to Cumbra Peru S.A., so that in such event Cumbra Peru S.A. will only fulfill its obligations by purchasing one hundred (100%) of the shares held by the previous shareholder
Cumbra Inversiones Colombia SAS [Member]
Business Combinations (Details) [Line Items]
Non-controlling interests (in Dollars) | $				$ 15.4
Maintains payables			S/ 28.0	$ 7.0
Other income expenses net | S/			S/ 70.3